UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR/A

AMENDED CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

ITEM 1.     REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim U.S. Government Securities Portfolio

Semi-Annual Report

June 30, 2008

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO STATEMENT OF ASSETS AND LIABILITIES JUNE 30, 2008 UNAUDITED

ASSETS:
Investments in securities, market value (1)	$387,386,026
Cash	66,415
Collateral for securities loaned	58,883,139
Interest receivable	2,597,171
Subscriptions receivable	741,662

Total assets	449,674,413

LIABILITIES:
Due to investment adviser	194,161
Payable upon return of securities loaned	58,883,139
Redemptions payable	1,072,948
Payable for investments purchased	5,061,224

Total liabilities	65,211,472

NET ASSETS	$384,462,941

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$3,276,804
Additional paid-in capital	383,626,899
Net unrealized depreciation on investments	(489,382)
Undistributed net investment income	514,943
Accumulated net realized loss on investments	(2,466,323)

NET ASSETS	$384,462,941

NET ASSET VALUE PER OUTSTANDING SHARE (Offering and Redemption Price)	$11.73

SHARES OF CAPITAL STOCK:
Authorized	250,000,000
Outstanding	32,768,041

(1) Cost of investments in securities:	$387,875,408

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO STATEMENT OF OPERATIONS SIX MONTHS ENDED JUNE 30, 2008 UNAUDITED

INVESTMENT INCOME:
Interest	$9,809,616
Income from securities lending	166,312

Total income	9,975,928

EXPENSES:
Management fees	1,151,812

NET INVESTMENT INCOME	8,824,116

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	509,885
Change in net unrealized depreciation on investments	(3,902,387)

Net realized and unrealized loss on investments	(3,392,502)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,431,614

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO STATEMENT OF CHANGES IN NET ASSETS SIX MONTHS ENDED JUNE 30, 2008 AND YEAR ENDED DECEMBER 31, 2007

	2008	2007

	UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$8,824,116		$17,636,305
Net realized gain (loss) on investments	509,885		(1,606,744)
Change in net unrealized appreciation (depreciation) on investments	(3,902,387)		7,227,652

Net increase in net assets resulting from operations	5,431,614		23,257,213

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,309,173)		(17,309,720)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	96,277,627		237,741,955
Reinvestment of distributions	8,309,173		17,309,720
Redemptions of shares	(94,792,527)		(193,755,607)

Net increase in net assets resulting from share transactions	9,794,273		61,296,068

Total increase in net assets	6,916,714		67,243,561

NET ASSETS:
Beginning of period	377,546,227		310,302,666

End of period (1)	$384,462,941		$377,546,227

OTHER INFORMATION:

SHARES:
Sold	8,054,156		20,335,260
Issued in reinvestment of distributions	705,194		1,491,780
Redeemed	(7,945,325)		(16,579,945)

Net increase	814,025		5,247,095

(1) Including undistributed net investment income	$514,943	$

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended		Year Ended December 31,

	June 30, 2008		2007	2006	2005	2004	2003

	UNAUDITED

Net Asset Value, Beginning of Period	$11.82		$11.62	$11.64	$11.88	$11.96	$12.36

Income from Investment Operations

Net investment income	0.28		0.54	0.52	0.49	0.48	0.49
Net realized and unrealized gain (loss)	(0.11)		0.20	(0.02)	(0.24)	(0.08)	(0.19)

Total Income From Investment Operations	0.17		0.74	0.50	0.25	0.40	0.30

Less Distributions

From net investment income	(0.26)		(0.54)	(0.52)	(0.49)	(0.48)	(0.50)
From net realized gains							(0.20)

Total Distributions	(0.26)		(0.54)	(0.52)	(0.49)	(0.48)	(0.70)

Net Asset Value, End of Period	$11.73		$11.82	$11.62	$11.64	$11.88	$11.96

Total Return	1.43	% ◆	6.50%	4.38%	2.17%	3.44%	2.52%

Net Assets, End of Period ($000)	$384,463		$377,546	$310,303	$247,119	$264,419	$306,288

Ratio of Expenses to Average Net Assets	0.60	% *	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of Net Investment Income to Average Net Assets	4.60	% *	4.77%	4.56%	4.20%	4.00%	4.10%

Portfolio Turnover Rate	7.98	% ◆	75.00%	46.58%	46.40%	79.23%	105.93%

◆	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO
SCHEDULE OF INVESTMENTS

JUNE 30, 2008
UNAUDITED

BONDS

Par Value ($)		Value ($)

AGENCY --- 61.82%
2,565,285	Fannie Mae	2,591,144
	6.000% May 1, 2037
33,157	Fannie Mae	36,443
	8.500% August 1, 2021
150,362	Fannie Mae	167,177
	9.500% September 1, 2020
1,760,974	Fannie Mae	1,779,100
	6.000% February 1, 2036
1,318,092	Fannie Mae	1,306,945
	5.500% December 1, 2033
4,903,282	Fannie Mae	4,841,895
	5.500% June 1, 2036
2,760,811	Fannie Mae	2,732,286
	5.500% December 1, 2034
459,833	Fannie Mae	467,009
	6.000% January 1, 2033
786,405	Fannie Mae	792,984
	6.000% February 1, 2033
1,783,158	Fannie Mae *	1,808,732
	5.039% September 1, 2034
1,288,476	Fannie Mae	1,351,011
	6.500% February 1, 2017
108,317	Fannie Mae	118,263
	8.500% November 1, 2026
1,463,939	Fannie Mae	1,534,671
	6.500% December 1, 2031
296,145	Fannie Mae	312,931
	7.000% January 1, 2032
5,649,927	Fannie Mae	5,593,877
	5.500% February 1, 2035
4,030,664	Fannie Mae	3,985,240
	5.500% January 1, 2036
357,829	Fannie Mae	357,490
	5.000% June 1, 2018
390,568	Fannie Mae	416,669
	7.000% September 1, 2031
8,397,272	Fannie Mae	8,302,639
	5.500% April 1, 2036
2,218,142	Fannie Mae	2,199,383
	5.500% September 1, 2033
659,109	Fannie Mae	701,391
	7.000% December 1, 2031
32,603	Fannie Mae	35,749
	8.500% August 1, 2024
153,244	Fannie Mae	159,770
	6.500% July 1, 2014
231,111	Fannie Mae	234,792
	5.500% January 1, 2018
4,194	Fannie Mae	4,670
	9.500% March 1, 2020
321,094	Fannie Mae	339,368
	7.000% February 1, 2031
1,616,561	Fannie Mae *	1,649,694
	5.632% October 1, 2036
564,138	Fannie Mae	558,310
	5.500% April 1, 2034
5,988,415	Fannie Mae	5,937,771
	5.500% July 1, 2033
1,584,079	Fannie Mae	1,567,712
	5.500% October 1, 2034
3,907,377	Fannie Mae	3,951,258
	6.000% January 1, 2036
3,410,361	Fannie Mae	3,574,360
	6.500% January 1, 2032
2,772,077	Fannie Mae	2,753,624
	5.500% November 1, 2033
4,348,337	Fannie Mae	4,189,435
	5.000% April 1, 2034
2,436,134	Fannie Mae *	2,476,293
	6.012% January 1, 2037
1,774,325	Fannie Mae	1,794,251
	6.000% March 1, 2036
4,074,098	Fannie Mae	4,073,167
	5.000% May 1, 2018
1,479,625	Fannie Mae	1,513,736
	6.000% March 1, 2033
2,425,144	Fannie Mae	2,400,087
	5.500% January 1, 2035
2,495,833	Fannie Mae	2,467,706
	5.500% May 1, 2035
2,476,766	Fannie Mae	2,448,854
	5.500% January 1, 2037
5,016,712	Fannie Mae	5,011,791
	5.000% August 1, 2018
2,613,284	Fannie Mae	2,583,834
	5.500% April 1, 2035
1,312,810	Fannie Mae	1,298,015
	5.500% November 1, 2035
1,399,645	Fannie Mae	1,467,433
	6.500% February 1, 2032
1,655,413	Fannie Mae	1,672,452
	6.000% December 1, 2036
3,205,873	Fannie Mae	3,257,826
	5.500% April 1, 2018
968,935	Fannie Mae	998,331
	6.000% March 1, 2017
2,132,402	Fannie Mae	2,105,705
	5.500% February 1, 2036
4,734,265	Fannie Mae	4,787,433
	6.000% December 1, 2035
2,500,000	Federal Home Loan Bank † ‡	2,555,510
	4.375% September 17, 2010
1,600,000	Federal Home Loan Bank ‡	1,678,768
	5.250% June 18, 2014
1,000,000	Federal Home Loan Bank † ‡	1,018,903
	4.500% November 15, 2012
2,500,000	Federal Home Loan Bank † ‡	2,560,557
	4.625% October 10, 2012
2,500,000	Federal Home Loan Bank ‡	2,583,815
	4.875% November 18, 2011
2,000,000	Federal Home Loan Bank † ‡	1,975,552
	3.875% June 14, 2013
2,500,000	Federal Home Loan Bank † ‡	2,556,045
	4.375% October 22, 2010
1,581,910	Freddie Mac	1,593,544
	5.500% April 1, 2022
2,395,975	Freddie Mac	2,443,500
	6.000% July 1, 2036
3,253,873	Freddie Mac	3,128,866
	5.000% August 1, 2035
2,689,387	Freddie Mac	2,664,594
	5.500% May 1, 2033
3,345,326	Freddie Mac *	3,376,751
	5.392% March 1, 2037
5,000,000	Freddie Mac	5,056,152
	6.000% June 1, 2038
14,538	Freddie Mac	15,633
	9.500% September 1, 2020
2,383,467	Freddie Mac	2,410,979
	6.000% August 1, 2037
69,564	Freddie Mac	77,371
	9.000% December 1, 2014
36,418	Freddie Mac	40,628
	9.500% June 1, 2020
989,604	Freddie Mac	1,000,718
	6.000% May 1, 2038
10,865,730	Freddie Mac	10,448,291
	5.000% December 1, 2035
1,454,569	Freddie Mac *	1,457,928
	5.242% August 1, 2037
5,133,092	Freddie Mac	5,197,156
	6.000% March 1, 2036
4,785,961	Freddie Mac	4,741,841
	5.500% August 1, 2033
1,858,720	Freddie Mac *	1,854,813
	5.947% November 1, 2036
1,038,503	Freddie Mac	1,028,929
	5.500% January 1, 2034
9,257,054	Freddie Mac	8,901,417
	5.000% September 1, 2035
1,733,410	Freddie Mac *	1,753,072
	5.779% March 1, 2037
877,042	Freddie Mac *	891,342
	5.014% June 1, 2037
6,230,479	Freddie Mac	6,308,239
	6.000% January 1, 2036
1,542,076	Freddie Mac *	1,574,186
	6.019% October 1, 2036
3,046,621	Freddie Mac	3,012,822
	5.500% October 1, 2034
1,396,940	Freddie Mac	1,380,133
	5.500% September 1, 2035
1,710,016	Freddie Mac *	1,743,023
	5.131% November 1, 2036
731,618	Freddie Mac	682,019
	4.500% August 1, 2033
1,765,798	Freddie Mac	1,749,519
	5.500% June 1, 2033
2,207,677	Freddie Mac	2,187,325
	5.500% September 1, 2033
465,786	Freddie Mac	473,656
	5.500% March 1, 2017
29,488	Freddie Mac	34,283
	11.000% June 1, 2020
112,026	Freddie Mac	130,850
	11.000% August 1, 2020
3,895,253	Freddie Mac *	3,950,405
	5.195% December 1, 2036
3,483,917	Freddie Mac	3,495,868
	6.000% June 1, 2036
549,590	Freddie Mac	583,191
	7.000% September 1, 2032
368,617	Freddie Mac	401,453
	7.500% March 1, 2032
5,328,082	Freddie Mac	5,389,583
	6.000% November 1, 2036
887,763	Freddie Mac	869,595
	5.000% September 1, 2024
1,283,680	Freddie Mac *	1,305,332
	5.017% January 1, 2037
72,426	Freddie Mac	84,597
	11.000% July 1, 2020
69,498	Freddie Mac	77,647
	9.500% April 1, 2025
14,245	Ginnie Mae	15,580
	9.000% July 15, 2018
5,632,734	Ginnie Mae	5,482,069
	5.000% June 15, 2033
2,566,708	Ginnie Mae	2,654,613
	6.500% February 15, 2037
53,785	Ginnie Mae	56,225
	7.500% October 15, 2013
2,862,396	Ginnie Mae	2,960,427
	6.500% January 15, 2037
1,165,452	Ginnie Mae II *	1,161,768
	5.250% July 20, 2034
1,294,543	Ginnie Mae II	1,287,839
	5.500% April 20, 2035
1,620,067	Ginnie Mae II	1,567,607
	5.000% December 20, 2035
898,630	Ginnie Mae II	893,976
	5.500% February 20, 2035
3,273,290	Ginnie Mae II	3,327,026
	6.000% December 20, 2033
1,722,788	Ginnie Mae II	1,714,789
	5.500% November 20, 2034
12,473	Ginnie Mae II	13,586
	8.000% November 20, 2023
1,599,110	Ginnie Mae II	1,547,911
	5.000% February 20, 2034
1,654,864	Ginnie Mae II	1,602,732
	5.000% October 20, 2033
6,839	Ginnie Mae II	7,545
	9.500% May 20, 2022
23,229	Ginnie Mae II	24,914
	7.500% October 20, 2028
10,905	Ginnie Mae II	11,696
	7.500% December 20, 2028
		$239,487,411

AGENCY ASSET BACKED --- 0.09%
358,662	Freddie Mac *	339,965
	Series T-34 Class A1V
	2.846% July 25, 2031
		$339,965

AGENCY MORTGAGE BACKED --- 11.07%
967,987	Fannie Mae	986,152
	Series 2004-W1 Class 1A7
	5.681% November 25, 2043
8,262,434	Fannie Mae *	8,103,248
	Series 2007-7 Class FJ
	2.806% February 25, 2037
4,000,000	Fannie Mae	3,989,407
	Series 2003-24 Class VM
	5.500% November 25, 2021
8,313	Fannie Mae *	8,284
	Series 2004-W8 Class 1AF
	2.856% June 25, 2044
4,666,663	Federal Home Loan Bank	4,685,257
	Series JR-9012 Class 1
	5.050% June 15, 2012
7,749,486	Freddie Mac *	7,586,239
	Series 3342 Class FD
	6.675% July 15, 2037
1,195,822	Freddie Mac	1,207,160
	Series R003 Class AG
	5.125% October 15, 2015
984,928	Freddie Mac	981,043
	Series 2974 Class VM
	5.000% May 15, 2016
2,000,000	Freddie Mac	1,988,697
	Series 2843 Class VB
	5.500% August 15, 2023
1,122,562	Freddie Mac	1,147,469
	Series R007 Class AC
	5.875% May 15, 2016
897,832	US Department of Veterans Affairs	900,638
	Series 2003-1 Class E
	5.750% April 15, 2027
3,504,648	US Department of Veterans Affairs	3,657,976
	Series 1996-3 Class 1Z
	6.750% September 15, 2026
1,784,459	US Department of Veterans Affairs	1,853,584
	Series 2002-1 Class 1A
	6.000% October 15, 2031
1,616,745	US Department of Veterans Affairs *	1,677,879
	Series 1993-3 Class 1
	5.828% September 15, 2023
4,000,000	US Department of Veterans Affairs	4,118,750
	Series 2003-1 Class G
	5.750% March 15, 2030
		$42,891,783

BANKS --- 0.37%
1,475,000	State Street Bank & Trust Co	1,418,941
	Subordinated Notes
	5.300% January 15, 2016
		$1,418,941

COMMERCIAL MORTGAGE BACKED --- 5.34%
1,749,684	Banc of America Commercial Mortgage Inc	1,747,166
	Series 2005-1 Class A3
	4.877% November 10, 2042
2,000,000	GS Mortgage Securities Corp II	1,926,660
	Series 2005-GG4 Class AABA
	4.680% July 10, 2039
1,180,000	JP Morgan Chase Commercial Mortgage Securities Corp	1,160,180
	Series 2002-C3 Class A2
	4.994% July 12, 2035
5,000,000	JP Morgan Chase Commercial Mortgage Securities Corp *	4,815,976
	Series 2005-LPD5 Class A4
	5.179% December 15, 2044
3,500,000	JP Morgan Chase Commercial Mortgage Securities Corp	3,366,890
	Series 2003-ML1A Class A2
	4.767% March 12, 2039
1,000,000	Morgan Stanley Capital I *	973,748
	Series 2005-IQ10 Class AAB
	5.178% September 15, 2042
2,836,366	Salomon Brothers Mortgage Securities VII	2,902,790
	Series 2001-C1 Class A3
	6.428% December 18, 2035
4,000,000	Wachovia Bank Commerical Mortgage Trust	3,777,702
	Series 2004-C10 Class A4
	4.748% February 15, 2041
		$20,671,112

INSURANCE RELATED --- 0.27%
1,000,000	Farmers Insurance Exchange	1,045,904
	Notes
	8.625% May 1, 2024
		$1,045,904

INVESTMENT BANK/BROKERAGE FIRM --- 0.26%
1,000,000	BlackRock Inc	1,005,661
	Global Notes
	6.250% September 15, 2017
		$1,005,661

OTHER ASSET-BACKED --- 2.36%
1,500,000	ACE Securities Corp * §	1,299,375
	Series 2007-D1 Class A2
	4.376% February 25, 2038
2,000,000	Citicorp Residential Mortgage Securities Inc	1,850,933
	Series 2006-2 Class A6
	5.665% September 25, 2036
1,000,000	Citicorp Residential Mortgage Securities Inc	936,190
	Series 2006-1 Class A6
	5.836% July 25, 2036
1,000,000	Countrywide Asset Backed Certificates *	607,946
	Series 2006-S8 Class A6
	5.505% April 25, 2036
2,000,000	Discover Card Master Trust I	1,944,863
	Series 2007-A1 Class A1
	5.650% March 16, 2020
2,700,000	Household Home Equity Loan Trust *	2,500,925
	Series 2007-2 Class A3F
	5.810% July 20, 2036
		$9,140,232

SUPRANATIONALS --- 0.92%
5,000,000	International Bank for Reconstruction & Development **	3,572,345
	Zero Coupon
	4.830% February 15, 2016
		$3,572,345

U.S. GOVERNMENTS --- 14.83%
1,100,000	United States of America †	1,127,500
	3.875% February 15, 2013
3,400,000	United States of America †	3,494,829
	4.000% February 15, 2015
3,000,000	United States of America †	3,254,766
	5.250% February 15, 2029
1,000,000	United States of America †	1,072,109
	4.875% August 15, 2016
1,000,000	United States of America †	1,083,984
	5.250% November 15, 2028
1,000,000	United States of America †	1,033,359
	4.125% May 15, 2015
1,000,000	United States of America †	964,766
	2.500% March 31, 2013
3,000,000	United States of America †	3,045,702
	3.625% December 31, 2012
5,000,000	United States of America †	5,259,375
	4.625% February 29, 2012
8,000,000	United States of America †	7,700,624
	3.500% February 15, 2018
2,000,000	United States of America †	2,042,968
	4.250% November 15, 2017
7,300,000	United States of America †	7,556,069
	4.125% August 31, 2012
7,000,000	United States of America †	7,378,987
	4.625% July 31, 2012
1,500,000	United States of America †	1,564,922
	4.250% August 15, 2013
1,900,000	United States of America †	1,973,180
	4.375% December 15, 2010
1,000,000	United States of America †	1,004,375
	3.375% November 30, 2012
2,000,000	United States of America	2,105,624
	4.625% February 15, 2017
2,000,000	United States of America †	2,083,124
	4.500% May 15, 2017
1,000,000	United States of America †	1,090,312
	5.125% May 15, 2016
2,500,000	United States of America †	2,624,023
	4.625% October 31, 2011
		$57,460,598

WHOLE LOAN --- 1.17%
1,137,283	Banc of America Mortgage Securities Inc	1,138,174
	Series 2003-2 Class 1A11
	5.500% April 25, 2033
786,079	Chase Mortgage Finance Corp	770,523
	Series 2004-S2 Class 2A9
	5.000% February 25, 2034
1,142,795	Chase Mortgage Finance Corp	1,137,620
	Series 2002-S6 Class 2A1
	6.000% May 25, 2017
1,600,000	Master Asset Securitization Trust	1,505,757
	Series 2003-7 Class 4A33
	5.250% September 25, 2033
		$4,552,074

TOTAL BONDS --- 98.50%		$381,586,026
(Cost $382,075,408)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

Joint Repurchase Agreements

5,800,000	Undivided interest of 19.0% in a joint repurchase agreement (Principal Amount/Value $30,520,000 with a maturity value of $30,521,780) with Merrill Lynch, 2.10%, dated 06/30/08, to be repurchased at $5,800,338 on 07/01/08, collateralized by Freddie Mac, 5.91%, 07/01/37, with a value of $31,130,509.	5,800,000

TOTAL SHORT-TERM INVESTMENTS --- 1.50%		$5,800,000
(Cost $5,800,000)

TOTAL MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO --- 100%		$387,386,026
(Cost $387,875,408)

Legend

*	Represents the current interest rate for variable rate security.
†

A portion or all of the security is on loan at June 30, 2008.  The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement with Deutsche Bank Securities Inc, 2.700%, to be repurchased on July 1, 2008, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $58,877,415.

‡	Security is an agency note with maturity date and interest rate indicated.
§	Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.
**	For zero coupon bond, the interest rate shown is the effective yield on date of purchase.

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to Financial Statements.

Summary of Investments by Maturity Date

Maxim U.S. Government Securities Portfolio
June 30, 2008
Unaudited

		% of Portfolio
Maturity	Value ($)	Investments
1 - 3 Years	12,884,735	3.33%
3 - 5 Years	41,784,881	10.79%
5 - 10 Years	45,376,517	11.71%
10 - 20 Years	23,462,944	6.06%
20 - 30 Years	249,641,260	64.44%
Over 30 Years	14,235,689	3.67%
	$ 387,386,026	100.00%

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2008 and Year Ended December 31, 2007

Maxim U.S. Government Securities Portfolio

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2008
UNAUDITED

1.     ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-three portfolios. Interests in the Maxim U.S. Government Securities Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek the highest level of return consistent with preservation of capital and substantial credit protection. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

Investments in securities of governmental agencies may only be guaranteed by the respective agency’s limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

Effective January 1, 2008, the Portfolio adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The adoption had no impact to the portfolio.
The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of June 30, 2008, the inputs used to value the fund’s investments were as follows:

		Quoted Prices in	Significant Other		Significant
		Active Markets	Observable		Unobservable
		for Identical Assets	Inputs		Inputs
Description		(Level 1)	(Level 2)		(Level 3)	Total
Assets
Bonds	$		$381,586,026	$		$381,586,026
Short-Term Investments			5,800,000			5,800,000
Total		$-	$387,386,026		$-	$387,386,026

Dividends
Dividends from net investment income of the Portfolio are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.
Interest income, including amortization of discounts and premiums, is recorded daily.

Financing Transactions

To earn additional income, the Portfolio may employ a trading strategy known as mortgage dollar rolls, which involves the sale by the Portfolio of mortgage securities with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. Proceeds of the sale are reinvested in other securities and may enhance the Portfolio’s current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to interest income. During the period between the sale and repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty to whom the Portfolio sells the security files for bankruptcy or becomes insolvent, the Portfolio’s right to repurchase the security may be restricted. Amounts owing to brokers under these agreements are included in the “Payable for investments purchased” on the Statement of Assets and Liabilities.

Federal Income Taxes
For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders
The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

Effective January 1, 2008, the Portfolio adopted the FASB Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – Including an Amendment of FASB Statement No. 115” (“FAS 159”). FAS 159 permits an entity to measure financial instruments and certain other items at estimated fair value. Most of the provisions of FAS 159 are elective; however, the amendment to FASB No. 115, “Accounting for Certain Investments in Debt and Equity Securities”, applies to all entities that own trading and available-for-sale securities. The fair value option (a) may generally be applied instrument by instrument, (b) is irrevocable unless a new election date occurs, and (c) must be applied to the entire instrument and not to only a portion of the instrument. FAS 159 is effective as of the beginning of the first fiscal year that begins after November 15, 2007. The adoption had no impact on the financial statements.

2.     INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.
GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.
As of June 30, 2008, there were thirty-three Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $92,300 for the six months ended June 30, 2008. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.     PURCHASES & SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2008, the aggregate cost of purchases of investment securities and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $0 and $1,179,437, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $39,954,764 and $29,546,063, respectively.

4.     UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2008, the U.S. Federal income tax cost basis was $387,353,914. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $4,312,577 and gross depreciation of securities in which there was an excess of tax cost over value of $4,280,465 resulting in net appreciation of $32,112.

5.     SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of June 30, 2008, the Portfolio had securities on loan valued at $58,872,647 and received collateral of $58,883,139 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to differing treatments regarding recognition of market discount and original issue discount and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year.

Investment Advisory Agreement Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), at a meeting held on April 22, 2008 (the "Meeting"), approved the continuation of (i) the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and (ii) the investment sub-advisory agreements (the "Sub-Advisory Agreements") between the Fund, MCM and each of the following Sub-Advisers:

Sub-Adviser	Portfolio
Alliance Capital Management, L.P.	Maxim Bernstein International Equity Portfolio
Ariel Capital Management, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio
BNY Investment Advisors	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500 Index® Portfolio
Federated Investment Management Company	Maxim Federated Bond Portfolio
Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio
INVESCO Global Asset Management (N.A.), Inc.	Maxim Invesco ADR Portfolio
INVESCO Institutional (N.A.), Inc.	Maxim Small-Cap Value Portfolio
Franklin Advisers, Inc.	Maxim Global Bond Portfolio
Janus Capital Management, LLC	Maxim Janus Large Cap Growth Portfolio
Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio
Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio
Western Asset Management Company	Maxim High Yield Bond Portfolio
T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio
Silvant Capital Management LLC (a subsidiary of RidgeWorth Capital Management, Inc., formally known as Trusco Capital Management, Inc.)	Maxim Small-Cap Growth Portfolio

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 25, 2008, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements"). The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers. Among other things, the Board considered each adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered each adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser's practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio. The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds. For Portfolios other than the Index Portfolios, this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2007, calendar year returns for the five-year period ended December 31, 2007, and risk-adjusted performance measures. In addition, for Portfolios other than the Index Portfolios and the Profile Portfolios (for which Morningstar performance information is not provided), this information also included the Portfolios' Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category. The Board also considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and investment style from within, to the extent applicable, the Portfolio's Morningstar category. In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Profile Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter's performance is, in turn, based on a composite of the Portfolio's 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating. For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio's long-term rolling analysis. In this regard, the Board noted that the Maxim Small-Cap Growth Portfolio (formerly known as the Maxim Trusco Small-Cap Growth Portfolio), Maxim Ariel Small-Cap Value Portfolio, and Maxim Ariel MidCap Value Portfolio fell below the Portfolio quantitative benchmark for long-term performance. With regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio's performance, recent changes in the management of the Sub-Adviser, and the fact that the Portfolio had outperformed its Morningstar category over the most recent calendar year, and concluded that it was satisfied with the current performance of the Portfolio. With regard to the Ariel Portfolios, the Board considered the factors attributing to the Portfolios' performance, the current market for the Portfolios' shares, and the Portfolios’ position in the Fund's overall Portfolio lineup, and concluded that, despite the Portfolios' underperformance, there is a market for the Portfolios' shares. As to the remaining Portfolios (other than the Index Portfolios and the Profile Portfolios), the Board determined that it was satisfied with investment performance.

The Board also reviewed the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track and the performance of the Profile Portfolios as compared against the performance of similarly managed funds, and concluded that it was satisfied with the investment performance of the Index Portfolios and the Profile Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Advisers from their relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable. With the exception of the Index and Profile Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range, and that the total annual operating expense ratios of the Portfolios (other than the Index and Profile Portfolios) were within the range of annual expense ratios of similar funds, and that the Portfolios' expense ratios were generally near or lower than the median expense ratio for the applicable Morningstar fund category. With respect to the Index and Profile Portfolios, the Board noted that the Portfolios' total expense ratios were within the range of those of similar funds. With respect to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations, since none of the Sub-Advisers is an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers. The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio's brokerage to such brokers. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company, and the benefits derived or to be derived by GWL&A from such investments. The Board concluded that the Portfolios' management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.     CODE OF ETHICS.

Not required in filing.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.      SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.      PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.      CONTROLS AND PROCEDURES.

(a)     The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)     The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.      EXHIBITS.

(a)(1) Not required in filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:     August 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:     August 25, 2008

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:     August 25, 2008